Convertible Promissory Notes - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended			1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2013	Nov. 30, 2012	Aug. 31, 2012
Debt Instrument [Line Items]
Promissory notes convertible threshold percentage of preferred stock price			90.00%
Number of redeemable convertible preferred stock issued	0		94,483,404	73,991,017
Proceeds from issuance of redeemable convertible preferred stock	$ 442	$ 5,955	$ 40,799	$ 16,057	$ 10,069
Series D Preferred Stock [Member]
Debt Instrument [Line Items]
Promissory notes principal amount							6,000
Number of redeemable convertible preferred stock issued			16,011,162	11,629,248		4,381,914	6,653,988
Proceeds from issuance of redeemable convertible preferred stock						5,956	9,044
Outstanding principal and accrued interest amount converted							6,086
Outstanding principal and accrued interest shares converted							4,975,260
Minimum [Member]
Debt Instrument [Line Items]
Proceeds from issuance of preferred stock			10,000
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Promissory notes principal amount							$ 6,000	$ 6,000
Annual interest rate			8.00%